Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 20, 2018
Goldman Sachs Total Emerging Markets Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Total Emerging Markets Income Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Total Emerging Markets Income Fund (formerly Goldman Sachs Dynamic Emerging Markets Debt Fund) (the “Fund”) seeks current income and
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	as a secondary objective the Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 20, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2017 was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in Class P Shares of the Fund for the time periods indicated and then redeem all of your Class P Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities, equity investments and currencies of issuers in emerging market countries and other instruments, including credit linked notes, exchange-traded funds (“ETFs”), futures and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies. The Fund seeks to achieve its investment objectives through a baseline allocation of approximately 60% of its Net Assets to fixed income investments and of approximately 40% of its Net Assets to equity investments. The Investment Adviser may change the allocations to fixed income investments and equity investments opportunistically based on the market environment, top-down macro views, or bottom-up positioning. Under normal circumstances, the allocations to fixed income investments and equity investments may vary 10% above or below the baseline allocation, measured at the time of investment.

The Investment Adviser seeks to build a portfolio across the emerging markets consistent with the Fund’s overall risk budget as well as top-down and bottom-up investment views. As market conditions change, the volatility and attractiveness of countries, regions, sectors, securities and strategies can change, representing opportunities for the Investment Adviser to dynamically adjust the Fund’s investments within and across asset classes.

Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a security’s upside potential and downside risk, how attractive it appears relative to other holdings, and how the addition will impact country, sector and industry weightings. The largest weightings in the Fund’s portfolio are given to securities the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio relative risk. The Fund’s investments are selected using a strong valuation discipline to purchase what the Investment Adviser believes are well-positioned, cash-generating securities.

Fixed Income Investments.  The Fund may invest in all types of foreign and emerging market country fixed income securities, including the following:
  Debt issued by governments, their agencies and instrumentalities, or by their central banks, including Brady Bonds;
  Interests in structured securities;
  Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper);
  Loan participations;
  Repurchase agreements with respect to the foregoing; and
  Affiliated and unaffiliated investment companies (including ETFs) with similar economic exposures to the foregoing.
Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the local currency. Sovereign debt may also include nominal and real inflation-linked securities.

The Fund may invest in securities without regard to credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated.

Equity Investments.  The Fund may invest in a diversified portfolio of equity investments in emerging market country issuers. Such equity investments may include affiliated and unaffiliated investment companies (including ETFs), futures and other instruments with similar economic exposures.

Other Investments.  The Fund may also make currency investments, particularly longer-dated forward contracts that provide the Fund with economic exposure similar to investments in sovereign and corporate debt with respect to currency and interest rate exposure. Additionally, the Fund intends to use structured securities and derivatives, including but not limited to credit linked notes, financial futures contracts, treasury futures contracts, forward contracts, total return swap contracts, credit default swap contracts, and interest rate swap contracts, to attempt to improve the performance of the Fund, to hedge the Fund’s investments, and/or to gain exposure to certain countries or currencies. The Fund can invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations.

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, such countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. An emerging market country issuer is an issuer economically tied to an emerging market country.

		The Fund’s benchmark index is the Total Emerging Markets Income Fund Composite Index, which is comprised of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%).
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.
  Counterparty Risk.  Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearinghouse, might not be available in connection with over-the-counter (“OTC”) transactions. Therefore, in those instances in which the Fund enters into OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
  Credit/Default Risk.  An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.
  Derivatives Risk.  The Fund’s use of futures, forwards, foreign currency forwards, swaps, structured securities (e.g., credit linked notes) and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and adversely affect the Fund’s performance and ability to pursue its investment objectives.
  Expenses Risk.  By investing in pooled investment vehicles (including investment companies, ETFs and money market funds) indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the other pooled investment vehicles held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.
  Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.
  Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing interest rates are heightened given that interest rate are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
  Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
  Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
  Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
  Non-Hedging Foreign Currency Trading Risk.  The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Funds’ Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser’s judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from that anticipated by the Investment Adviser may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.
  Non-Investment Grade Fixed Income Securities Risk.  Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity.
  Sector Risk.  To the extent the Fund focuses its investments in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
  Sovereign Default Risk.  An issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. This may result from political or social factors, the general economic environment of a country, levels of foreign debt or foreign currency exchange rates.
  Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of certain broad-based securities market indices and to the Dynamic Emerging Markets Debt Fund Composite Index, a custom benchmark comprised of the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (50%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (25%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (25%). Through December 26, 2017, the Fund had been known as the Goldman Sachs Dynamic Emerging Markets Debt Fund, and its investment objective and certain of its strategies differed. Performance information prior to this date reflects the Fund’s former investment objective and strategies. As a result, the Fund’s performance may differ substantially from the performance information shown below for the period prior to December 26, 2017. In addition, effective December 27, 2017, the Fund’s benchmark changed from the Dynamic Emerging Markets Debt Fund Composite Index to the Total Emerging Markets Income Fund Composite Index, a custom benchmark comprised of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%). The Investment Adviser believes that the Total Emerging Markets Income Fund Composite Index is a more appropriate benchmark against which to measure the performance of the Fund. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

		Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional Shares compare to those of certain broad-based securities market indices and to the Dynamic Emerging Markets Debt Fund Composite Index, a custom benchmark comprised of the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (50%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (25%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (25%).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 ‘16 +7.36% Worst Quarter Q3 ‘15 –6.63%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In addition, effective December 27, 2017, the Fund’s benchmark changed from the Dynamic Emerging Markets Debt Fund Composite Index to the Total Emerging Markets Income Fund Composite Index, a custom benchmark comprised of the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net, USD, Unhedged) (40%), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged) (20%), the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged) (20%), and the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM) Broad Diversified Index (Gross, USD, Unhedged) (20%). The Investment Adviser believes that the Total Emerging Markets Income Fund Composite Index is a more appropriate benchmark against which to measure the performance of the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Total Emerging Markets Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Other Expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	537
5 Years	rr_ExpenseExampleYear05	1,013
10 Years	rr_ExpenseExampleYear10	$ 2,331
Goldman Sachs Total Emerging Markets Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	(0.87%)
2015	rr_AnnualReturn2015	(8.33%)
2016	rr_AnnualReturn2016	9.52%
2017	rr_AnnualReturn2017	13.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.63%)
1 Year	rr_AverageAnnualReturnYear01	13.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013	[4]
Goldman Sachs Total Emerging Markets Income Fund | Returns After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013	[4]
Goldman Sachs Total Emerging Markets Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.33%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2013	[4]
Goldman Sachs Total Emerging Markets Income Fund | Total Emerging Markets Income Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Goldman Sachs Total Emerging Markets Income Fund | Dynamic Emerging Markets Debt Fund Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Government Bond Index—Emerging Markets (GBI-EM℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)
Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Emerging Markets Bond Index (EMBI℠) Global Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Goldman Sachs Total Emerging Markets Income Fund | J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI℠) Broad Diversified Index (Gross, USD, Unhedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Goldman Sachs Total Emerging Markets Income Fund | Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net, USD, Unhedged)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.024% of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 20, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation
[4]	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.